Ordinary Shares, Preferred Shares, Warrants, Restricted Shares and Options (Tables)	12 Months Ended
Dec. 31, 2018
Equity [Abstract]
Schedule of ordinary shares

	Number of shares		Number of shares
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
	December 31, 2018		December 31, 2017

Ordinary shares	100,000,000	6,304,677	20,000,000	2,576,415
Preferred shares	5,000,000	-	5,000,000	-

Schedule of stock option activities and related information

	Number of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic- value

Outstanding as of December 31, 2017	-	$-
Granted during the year	25,000	$0.001

Outstanding as of December 31, 2018	25,000	$0.001	9.05	$39,725

Exercisable as of December 31, 2018	-	$-	-	$-

Schedule of stock based compensation
	Year Ended December 31,
	2018	2017	2016
	(U.S. dollars in thousands)

Selling and marketing expenses	$52	$-	$-
General and administrative expenses	39	-	-
	$91	$-	$-